Summary of Significant Accounting Policies - Consolidated Statement of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Right-of-use assets (Note 10)	₱ 15,890
Deferred income tax assets – net (Note 7)	23,623		₱ 27,697	₱ 30,466
Prepayments – net of current portion (Notes 19 and 25)	48,933		23,338
Current portion of prepayments (Note 19)	11,298		8,380
TOTAL ASSETS	525,027		482,750	459,444
Liabilities:
Lease liabilities – net of current portion (Notes 3 and 10)	13,100
Deferred credits and other noncurrent liabilities (Note 22)	4,557		5,284
Accrued expenses and other current liabilities (Note 24)	100,815		95,724
Current portion of lease liabilities (Notes 3 and 10)	3,215
TOTAL LIABILITIES	408,737		366,084	₱ 348,261
Net impact on equity:
Retained earnings	18,063		12,081
Noncontrolling interests (Note 6)	4,303		₱ 4,308
IFRS 16 [Member]
ASSETS
Right-of-use assets (Note 10)	15,890
Deferred income tax assets – net (Note 7)	23,623
Prepayments – net of current portion (Notes 19 and 25)	48,933
Current portion of prepayments (Note 19)	11,298
TOTAL ASSETS	99,744
Liabilities:
Lease liabilities – net of current portion (Notes 3 and 10)	13,100
Deferred credits and other noncurrent liabilities (Note 22)	4,557
Accrued expenses and other current liabilities (Note 24)	100,815
Current portion of lease liabilities (Notes 3 and 10)	3,215
TOTAL LIABILITIES	121,687
Net impact on equity:
Retained earnings	(21,943)
IAS 17 [Member]
ASSETS
Deferred income tax assets – net (Note 7)	23,228
Prepayments – net of current portion (Notes 19 and 25)	49,394
Current portion of prepayments (Note 19)	11,308
TOTAL ASSETS	83,930
Liabilities:
Deferred credits and other noncurrent liabilities (Note 22)	4,607
Accrued expenses and other current liabilities (Note 24)	100,221	₱ 577
TOTAL LIABILITIES	104,828
Net impact on equity:
Retained earnings	(20,898)
Increase Decrease Due To Application Of IFRS 16 [Member]
ASSETS
Right-of-use assets (Note 10)	15,890	14,226
Deferred income tax assets – net (Note 7)	395	172
Prepayments – net of current portion (Notes 19 and 25)	(461)
Current portion of prepayments (Note 19)	(10)	(471)
TOTAL ASSETS	15,814	13,682
Liabilities:
Lease liabilities – net of current portion (Notes 3 and 10)	13,100	12,386
Deferred credits and other noncurrent liabilities (Note 22)	(50)	(50)
Accrued expenses and other current liabilities (Note 24)	594	(577)
Current portion of lease liabilities (Notes 3 and 10)	3,215	2,847
TOTAL LIABILITIES	16,859	14,606
Net impact on equity:
Retained earnings	₱ (1,045)	₱ (924)